Insurance Contracts - Summary of Results of the Insurance Liability Adequacy Test (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Non-life insurance
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	₩ 23,680,213	₩ 22,716,408
Estimated adequate liabilities		16,036,743	15,353,469
Shortfall(surplus)		7,643,470	7,362,939
General Insurance [Member]
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	465,812	461,227
Estimated adequate liabilities		437,555	391,040
Shortfall(surplus)		28,257	70,187
K B Life Insurance Co., Ltd. [Member]
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		7,338,543	6,878,076
Estimated adequate liabilities		6,132,743	6,284,334
Shortfall(surplus)		1,205,800	593,742
K B Life Insurance Co., Ltd. [Member] | Fixed interest type Participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		30,828	30,447
Estimated adequate liabilities		51,443	57,162
Shortfall(surplus)		(20,615)	(26,715)
K B Life Insurance Co., Ltd. [Member] | Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		664,569	395,766
Estimated adequate liabilities		5,876	66,380
Shortfall(surplus)		658,693	329,386
K B Life Insurance Co., Ltd. [Member] | Variable interest type Participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		896,754	970,376
Estimated adequate liabilities		913,067	1,010,383
Shortfall(surplus)		(16,313)	(40,007)
K B Life Insurance Co., Ltd. [Member] | Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		5,754,214	5,508,172
Estimated adequate liabilities		5,263,775	5,275,939
Shortfall(surplus)		490,439	232,233
K B Life Insurance Co., Ltd. [Member] | Varibale type
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities		(7,822)	(26,685)
Estimated adequate liabilities		(101,418)	(125,530)
Shortfall(surplus)		93,596	98,845
Prudential Life Insurance Company of Korea Ltd. [Member]
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		2,187,096	805,510
Prudential Life Insurance Company of Korea Ltd. [Member] | Fixed interest type Participating
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		(7,687)	(14,701)
Prudential Life Insurance Company of Korea Ltd. [Member] | Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		787,200	(865,083)
Prudential Life Insurance Company of Korea Ltd. [Member] | Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		128,963	100,825
Prudential Life Insurance Company of Korea Ltd. [Member] | Varibale type
Results Of Insurance Liability Adequacy Test [Line Items]
Shortfall(surplus)		1,278,620	1,584,469
Automobile insurance
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	1,401,462	1,363,104
Estimated adequate liabilities		1,322,026	1,290,439
Shortfall(surplus)		79,436	72,665
Long-term Insurance
Results Of Insurance Liability Adequacy Test [Line Items]
Recognized liabilities	[1]	21,812,939	20,892,077
Estimated adequate liabilities		14,277,162	13,671,990
Shortfall(surplus)		₩ 7,535,777	₩ 7,220,087

[1]	In the case of long-term insurance, premium reserve and unearned premium reserve are recognized; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article 6-3 of the Regulations on Supervision of Insurance Business.